CURRENT AND DEFERRED INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current and deferred income taxes [Abstract]
Income loss before income taxes	$ (8,765)	$ (29,016)
Applicable statutory rate	27.00%	27.00%
Income tax expense at statutory rate	$ (2,366)	$ (7,834)
Increase/(decrease) attributable to:
Change in deferred tax assets not recognized	7,007	7,179
Change in tax rate	120	0
Rate differential due to foreign operations	(26)	341
Statutory depletion	(737)	0
State tax, net of federal benefit	552	0
Gain on bargain purchase	(3,829)	0
Share-based compensation	417	296
Other	(402)	18
Income tax expense	$ 736	$ 0
Effective tax rate	(8.00%)	0.00%